Note 10 - Accrued Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note
10
- Accrued Expenses

Accrued expenses are comprised of the following:

	December 31,
(in thousands)	2019	2018

Research and development	$1,415	2,361
Professional fees	543	$2,473
Salaries, bonus & benefits	696	815
Manufacturing operations	183	212
Other	389	604
Total accrued expenses	$3,226	$6,465